UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASh SERIES M FUND

FORM N-Q

NOVEMBER 30, 2017

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 36.8%
FHLMC - 10.1%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35-12/1/38	$361,161	$402,930
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36-11/1/39	293,078	331,634
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	42,020	47,197
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	9/1/39	127,533	141,604
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/1/42-3/1/43	913,668	940,066
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	4/1/43-12/1/47	12,031,887	12,595,836
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/47	5,121,628	5,446,505
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	12/13/47	52,500,000	52,369,255	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	12/13/47	80,700,000	82,729,438	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	12/13/47	55,000,000	57,459,646	(a)

Total FHLMC				212,464,111

FNMA - 17.8%
Federal National Mortgage Association (FNMA)	2.910%	6/1/25	5,066,490	5,124,925
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-3/1/47	22,331,318	24,035,443
Federal National Mortgage Association (FNMA)	2.500%	12/18/32	22,700,000	22,652,117	(a)
Federal National Mortgage Association (FNMA)	3.000%	12/18/32-12/13/47	110,700,000	110,805,129	(a)
Federal National Mortgage Association (FNMA)	3.500%	12/18/32-12/13/47	63,800,000	65,473,451	(a)
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	319,071	355,319
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/41	3,376,590	3,688,864
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	44,336	49,330
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	701,436	791,314
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	56,034	63,817
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-8/1/47	52,549,480	55,079,095
Federal National Mortgage Association (FNMA)	3.500%	12/1/45-1/1/46	5,010,303	5,147,248
Federal National Mortgage Association (FNMA)	4.000%	12/13/47	73,400,000	76,691,529	(a)
Federal National Mortgage Association (FNMA)	5.000%	12/13/47	3,800,000	4,108,750	(a)

Total FNMA				374,066,331

GNMA - 8.9%
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	2,036,101	2,309,505
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-7/20/41	3,575,696	3,808,896
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-11/20/40	50,324	55,014
Government National Mortgage Association (GNMA) II	4.000%	9/20/45	3,747,629	3,943,118
Government National Mortgage Association (GNMA) II	3.000%	11/20/47	5,500,000	5,549,711
Government National Mortgage Association (GNMA) II	3.000%	12/20/47	11,500,000	11,589,844	(a)
Government National Mortgage Association (GNMA) II	3.500%	12/20/47	112,100,000	115,929,351	(a)
Government National Mortgage Association (GNMA) II	4.000%	12/20/47	42,000,000	43,867,031	(a)

Total GNMA				187,052,470

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $776,883,166)				773,582,912

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 9.7%
Ameriquest Mortgage Securities Inc., 2005-R9 A2C (1 mo. USD LIBOR + 0.350%)	1.679%	11/25/35	$223,694	$224,298	(b)
Apidos CLO, 2014-18A A1R (3 mo. USD LIBOR + 1.120%)	2.483%	7/22/26	2,000,000	2,011,210	(b)(c)
Apidos CLO, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	2.863%	10/20/27	3,000,000	3,013,185	(b)(c)
Ares CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.350%)	2.666%	12/5/25	5,000,000	5,016,715	(b)(c)
Argent Securities Inc., 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	2.454%	9/25/33	96,374	87,843	(b)
Argent Securities Inc., 2004-W5 AV3B (1 mo. USD LIBOR + 0.900%)	2.229%	4/25/34	130,077	131,606	(b)
Argent Securities Inc., 2006-M3 A2C (1 mo. USD LIBOR + 0.160%)	1.489%	10/25/36	4,647,820	2,155,930	(b)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	2.229%	3/25/37	686,853	639,068	(b)(c)
Blackbird Capital Aircraft, 2016-1A A	4.213%	12/16/41	22,996,458	23,993,217	(c)
Carlyle Global Market Strategies, 2013-3A A1A (3 mo. USD LIBOR + 1.120%)	2.479%	7/15/25	2,167,380	2,167,380	(b)(c)
Carlyle Global Market Strategies, 2013-3A A1AR (3 mo. USD LIBOR + 1.100%)	2.454%	10/15/30	2,500,000	2,500,000	(b)(c)(d)
Carlyle Global Market Strategies, 2013-4A C (3 mo. USD LIBOR + 2.800%)	4.159%	10/15/25	250,000	250,794	(b)(c)
Cent CLO LP, 2013-17A A1 (3 mo. USD LIBOR + 1.300%)	2.678%	1/30/25	588,301	591,016	(b)(c)
Countrywide Asset-Backed Certificates, 2004-5 2A (1 mo. USD LIBOR + 0.500%)	1.829%	10/25/34	3,168,133	3,129,539	(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	1.659%	7/25/36	58,877	55,323	(b)(c)
Countrywide Asset-Backed Certificates, 2007-04 A4W	5.014%	4/25/47	12,168,157	11,896,039
Countrywide Asset-Backed Certificates, 2007-13 2A1 (1 mo. USD LIBOR + 0.900%)	2.229%	10/25/47	31,248	31,221	(b)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	446,489	460,039	(c)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A (1 mo. USD LIBOR + 0.240%)	1.490%	2/15/30	592,902	533,711	(b)
EMC Mortgage Loan Trust, 2006-A A1 (1 mo. USD LIBOR + 0.450%)	1.778%	12/25/42	84,042	83,350	(b)(c)
Hertz Vehicle Financing LLC, 2017-1A A	2.960%	10/25/21	36,990,000	37,095,274	(c)
LCM Ltd. Partnership, 2023-A A1 (3 mo. USD LIBOR + 1.400%)	2.763%	10/20/29	2,500,000	2,543,442	(b)(c)
Lehman XS Trust, 2006-2N 1A1 (1 mo. USD LIBOR + 0.260%)	1.589%	2/25/46	58,296	51,916	(b)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	1.629%	5/25/37	8,243,040	7,881,833	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Merrill Lynch Mortgage Investors Trust, 2006-FF1 M5 (1 mo. USD LIBOR + 0.390%)	1.719%	8/25/36	$20,305,000	$19,977,511	(b)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. USD LIBOR + 0.090%)	1.419%	12/25/36	35,012	22,862	(b)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	2.725%	8/15/29	500,000	507,674	(b)(c)
Origen Manufactured Housing, 2007-A A2	3.171%	4/15/37	812,134	766,503	(b)
RAAC Series, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	1.598%	5/25/36	247,120	243,383	(b)(c)
RAAC Series, 2006-SP1 M1 (1 mo. USD LIBOR + 0.400%)	1.729%	9/25/45	2,160,000	2,079,541	(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	2.209%	8/25/33	992,513	972,158	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. USD LIBOR + 1.000%)	2.329%	9/25/37	359,049	283,153	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. USD LIBOR + 1.800%)	3.129%	9/25/37	1,571,998	1,247,213	(b)
Residential Asset Mortgage Products Inc., 2006-RZ4 A3 (1 mo. USD LIBOR + 0.270%)	1.599%	10/25/36	1,470,000	1,448,535	(b)
Residential Asset Securities Corp., 2005-KS12 M1 (1 mo. USD LIBOR + 0.440%)	1.769%	1/25/36	8,458,520	8,488,954	(b)
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	2.829%	10/25/32	3,125	2,949	(b)(c)
Small Business Administration, 2016-10A 1	2.507%	3/10/26	3,644,339	3,668,603
Small Business Administration, 2017-10A 1	2.845%	3/10/27	23,341,258	23,536,414
Small Business Administration Participation Certificates, 2017-10B 1	2.518%	9/10/27	5,540,000	5,551,933
Small Business Administration Participation Certificates, 2017-20G 1	2.980%	7/1/37	5,880,000	5,918,667
Southern Pacific Secured Assets Corp., 1998-2 A1 (1 mo. USD LIBOR + 0.340%)	1.669%	7/25/29	796	792	(b)
Structured Asset Securities Corp., 2001-SB1 A2	3.375%	8/25/31	551,452	547,242
Structured Asset Securities Corp., 2004-SC1 (6 mo. USD LIBOR + 5.080%)	8.226%	12/25/29	17,346	17,634	(b)(c)
Structured Asset Securities Corp., 2005-WF1 A3 (1 mo. USD LIBOR + 0.660%)	1.989%	2/25/35	300,242	301,609	(b)
TCI-Symphony CLO, 2016-1A B1 (3 mo. USD LIBOR + 1.800%)	3.159%	10/13/29	2,500,000	2,519,597	(b)(c)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	12,818,812	12,888,687	(c)
Truman Capital Mortgage Loan Trust, 2005-1 A (1 mo. USD LIBOR + 0.430%)	1.759%	3/25/37	112,614	112,268	(b)(c)
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	6,933,394	7,334,015

TOTAL ASSET-BACKED SECURITIES (Cost - $200,460,987)				204,981,846

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 24.9%
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. USD LIBOR + 0.620%)	1.858%	6/25/45	$5,873,848	$5,737,211	(b)
Banc of America Funding Corp., 2004-B 3A2 (12 mo. USD LIBOR + 1.940%)	3.600%	12/20/34	12,460	8,915	(b)
Banc of America Funding Corp., 2005-E 8A1 (11th District Cost of Funds + 1.430%, min. coupon 1.430%)	2.162%	6/20/35	38,636	27,649	(b)
Bear Stearns Alt-A Trust, 2004-07 2A1 (6 mo. USD LIBOR + 2.000%)	3.494%	8/25/34	14,915,511	15,417,033	(b)
Bear Stearns Alt-A Trust, 2004-10 1A3 (1 mo. USD LIBOR + 1.000%)	2.329%	9/25/34	20,240	20,363	(b)
BX Trust, 2017-APPL A (1 mo. USD LIBOR + 0.880%)	2.130%	7/15/34	7,610,000	7,629,033	(b)(c)
CD Commercial Mortgage Trust, 2016-CD2 C	4.165%	11/10/49	6,390,000	6,397,870	(b)
Chevy Chase Mortgage Funding Corp., 2003-4A A1 (1 mo. USD LIBOR + 0.340%)	1.669%	10/25/34	5,407,444	5,201,037	(b)(c)
Chevy Chase Mortgage Funding Corp., 2004-1A A1 (1 mo. USD LIBOR + 0.280%)	1.609%	1/25/35	5,954,405	5,850,594	(b)(c)
Chicago Skyscraper Trust, 2017-SKY A (1 mo. USD LIBOR + 0.800%)	2.050%	2/15/30	6,390,000	6,413,924	(b)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	3,760,000	3,912,722
Colony Mortgage Capital Ltd., 2014-FL2 B (1 mo. USD LIBOR + 2.450%)	3.696%	11/10/31	4,847,652	4,861,560	(b)(c)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	180,000	191,825
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	160,000	169,394	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.251%	10/10/46	80,000	82,666	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	130,000	135,317	(c)
Commercial Mortgage Pass-Through Certificates, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,741,423	(b)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 AM	3.987%	12/10/47	4,330,000	4,536,356
Commercial Mortgage Pass-Through Certificates, 2014-UBS3 XA, IO	1.470%	6/10/47	7,529,827	403,117	(b)
Countrywide Alternative Loan Trust, 2005-24 1A1 (12 mo. Monthly Treasury Average Index + 1.310%)	2.311%	7/20/35	723,949	578,945	(b)
Countrywide Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	570,375	518,389
Countrywide Home Loans, 2004-R1 1AF (1 mo. USD LIBOR + 0.400%)	1.729%	11/25/34	283,116	248,690	(b)(c)
Countrywide Home Loans, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	1.749%	7/25/36	390,495	363,438	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1 (1 mo. USD LIBOR + 0.600%)	1.929%	5/25/35	56,145	52,611	(b)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	3,490,000	3,636,148	(c)
Credit Suisse Mortgage Trust, 2017-RPL1 A1	2.750%	7/25/57	27,862,603	27,874,779	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL1 M1	3.088%	7/25/57	20,370,000	18,869,729	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Credit Suisse Mortgage Trust, 2017-RPL3 A1	4.000%	8/1/57	$39,710,000	$41,094,648	(c)
Credit Suisse Mortgage Trust, 2017-RPL3 B2	4.750%	8/1/57	22,190,000	24,075,018	(c)
CSAIL Commercial Mortgage Trust, 2015-C4 D	3.737%	11/15/48	2,500,000	2,257,406	(b)
CSAIL Commercial Mortgage Trust, 2015-C4 E	3.737%	11/15/48	7,026,000	5,209,303	(b)
CSAIL Commercial Mortgage Trust, 2016-C7 D	4.539%	11/15/49	11,548,000	8,844,219	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO (-1.000 * 1 mo. USD LIBOR + 5.950%)	4.700%	10/15/41	676,808	103,924	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	1,381,870	176,865
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	42,004	46,851
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO (12 mo. USD LIBOR + 1.870%)	1.974%	2/15/38	3,526,202	233,267	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	3.528%	2/25/24	11,084,071	11,431,842	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2 (1 mo. USD LIBOR + 2.500%)	3.828%	8/25/24	194,702	196,602	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	3.528%	9/25/24	12,221,503	12,623,360	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3 M1 (1 mo. USD LIBOR + 0.800%)	2.129%	3/25/29	9,034,188	9,058,273	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3 M2 (1 mo. USD LIBOR + 1.350%)	2.679%	3/25/29	24,500,000	24,839,815	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.764%	7/25/21	2,164,904	105,074	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K049 X1, IO	0.738%	7/25/25	97,134,221	3,746,962	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K050 X1, IO	0.461%	8/25/25	172,401,910	3,874,457	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.448%	11/25/19	38,639,439	737,971	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K720 X1, IO	0.657%	8/25/22	83,135,933	1,708,202	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K723 X1, IO	1.079%	8/25/23	124,288,207	5,642,063	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K725 X1, IO	0.845%	1/25/24	148,051,333	5,648,677	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K725 X1, IO	0.745%	3/25/27	52,369,226	2,559,965	(b)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO (-1.000 * 1 mo. USD LIBOR + 6.530%)	5.203%	1/25/41	249,239	44,209	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	$568,826	$634,432
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	16,795	18,258
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	34,350	31,378
Federal National Mortgage Association (FNMA), 2012-075 NS, IO (-1.000 * 1 mo. USD LIBOR + 6.600%)	5.273%	7/25/42	139,975	26,972	(b)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	1,082,889	97,447
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	632,945	71,475
Federal National Mortgage Association (FNMA), 2012-134 SK, IO (-1.000 * 1 mo. USD LIBOR + 6.150%)	4.823%	12/25/42	955,399	173,853	(b)
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	184,213	202,378
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	652,770	115,067
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	2,007,026	349,233
Federal National Mortgage Association (FNMA), 2013-073 IB, IO	3.500%	7/25/28	2,663,345	286,706
Federal National Mortgage Association (FNMA), 2014-047 AI, IO (12 mo. USD LIBOR + 1.760%)	1.909%	8/25/44	2,979,473	160,656	(b)
Federal National Mortgage Association (FNMA), 2016 M2 X3, IO	1.985%	4/25/36	32,062,597	2,010,442	(b)
Federal National Mortgage Association (FNMA), 2017-M8 A2	3.061%	5/25/27	7,626,754	7,724,578	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 1.200%)	2.528%	7/25/24	35,737	35,755	(b)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	30,428	6,524
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	18,012	3,591
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	9,549	1,837	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	10,281	1,890	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	15,496	2,890
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	23,500	5,316
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	88,820	16,253
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	334,441	30,223
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	200,690	35,375
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	21,989,431	157,609	(c)
FREMF Mortgage Trust, 2013-KF02 C (1 mo. USD LIBOR + 4.000%)	5.232%	12/25/45	35,901	36,238	(b)(c)
FRESB Multifamily Mortgage Pass-Through Trust, 2015-SB7 A10 (1 mo. USD LIBOR + 2.950%)	2.950%	9/25/35	7,230,552	7,237,948	(b)
GMAC Mortgage Corp. Loan Trust, 2006-AR1 1A1 (12 mo. USD LIBOR + 2.380%)	3.839%	4/19/36	918,030	869,748	(b)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1 (-1.000 * 1 mo. USD LIBOR + 6.500%)	5.217%	3/20/39	23,431	1,334	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC (-1.000 * 1 mo. USD LIBOR + 6.650%)	5.367%	1/20/40	60,352	6,997	(b)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	225,131	21,239
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	1.683%	11/20/60	956,049	953,895	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	1.733%	4/20/61	$1,486,767	$1,485,755	(b)
Government National Mortgage Association (GNMA), 2012-043 SN, IO (-1.000 * 1 mo. USD LIBOR + 6.600%)	5.337%	4/16/42	4,226,384	889,370	(b)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.636%	1/16/55	109,841,935	3,357,187	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.657%	5/16/55	48,732,932	2,219,015	(b)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	1,671,546	315,512
Government National Mortgage Association (GNMA), 2015-036 MI, IO	5.500%	3/20/45	1,939,639	413,595
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	585,407	121,086
GreenPoint Mortgage Funding Trust, 2005-HY1 1A1B (1 mo. USD LIBOR + 0.360%)	1.689%	7/25/35	14,259,250	13,586,526	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	500,000	539,441	(b)
GS Mortgage Securities Trust, 2014-GC20 AAB	3.655%	4/10/47	3,051,000	3,161,448
GS Mortgage Securities Trust, 2017-GPTX A	2.856%	5/10/34	6,290,000	6,281,207	(c)
Homebanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	2.069%	12/25/34	5,126,986	5,087,066	(b)
Hudson Yards, 2016-10HY A	2.835%	8/10/38	4,950,000	4,853,117	(c)
IMPAC CMB Trust, 2004-07 1A1 (1 mo. USD LIBOR + 0.740%)	2.069%	11/25/34	10,857,391	10,829,990	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 XA, IO	1.039%	1/15/47	36,239,885	1,371,618	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20 C	4.724%	7/15/47	1,130,000	1,137,583	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B (1 mo. USD LIBOR + 2.280%)	3.530%	11/15/31	5,550,000	5,534,859	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP4 C	3.598%	12/15/49	6,080,000	5,817,162	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2017-JP5 C	4.053%	3/15/50	6,320,000	6,339,658	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	799,260	689,733
JPMorgan Mortgage Trust, 2015-5 A9 (1 mo. USD LIBOR + 1.510%)	2.864%	5/25/45	4,212,835	4,219,016	(b)(c)
JPMorgan Resecuritization Trust, 2014-6 1A2 (1 mo. USD LIBOR + 0.210%)	1.447%	7/27/36	7,421,783	5,628,732	(b)(c)
La Hipotecaria SA, 2007-1GA A (Panamanian Mortgage Reference Rate - 1.250%)	4.129%	12/23/36	170,362	171,056	(b)(c)
MASTR ARM Trust, 2005-7 3A1 (6 mo. USD LIBOR + 1.880%)	3.396%	9/25/35	97,709	76,727	(b)
MASTR ARM Trust, 2007-R5 A1 (6 mo. USD LIBOR + 1.890%)	3.440%	11/25/35	747,258	632,913	(b)(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1 (12 mo. USD LIBOR + 2.000%)	3.721%	3/25/36	726,646	614,974	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.637%	8/15/45	1,165,149	63,353	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.218%	7/15/46	100,000	106,724	(b)
New Residential Mortgage Loan Trust, 2016-3A A1B (12 mo. USD LIBOR + 3.830%)	3.250%	9/25/56	9,742,170	9,993,693	(b)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	11,644,612	12,099,846	(b)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	47,993,502	50,261,914	(b)(c)
Provident Funding Mortgage Loan Trust, 2005-1 1A1 (12 mo. USD LIBOR + 1.870%)	3.435%	5/25/35	4,423	4,442	(b)
Regal Trust IV, 1999-1 A (11th District Cost of Funds + 1.500%)	2.232%	9/29/31	917	872	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Residential Accredit Loans Inc., 2006-QO7 3A2 (1 mo. USD LIBOR + 0.205%)	1.534%	9/25/46	$978,981	$894,888	(b)
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	46,796	39,868
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	1,370,316	1,372,781
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	2.200%	6/15/33	7,590,000	7,643,122	(b)(c)
Structured ARM Loan Trust, 2004-02 4A1 (6 mo. USD LIBOR + 2.060%)	3.400%	3/25/34	301,664	301,991	(b)
Structured Asset Mortgage Investments Inc., 2005-AR7 4A1 (12 mo. Monthly Treasury Average Index + 2.150%)	3.151%	3/25/46	412,227	408,996	(b)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1 (1 mo. USD LIBOR + 0.210%)	1.539%	4/25/36	125,486	115,940	(b)
Structured Asset Securities Corp., 2003-9A 2A2 (6 mo. USD LIBOR + 1.990%)	3.265%	3/25/33	262,602	262,897	(b)
Towd Point Mortgage Trust, 2016-3 A1	2.250%	4/25/56	12,989,937	12,936,822	(c)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	101,206	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR11 (1 year Treasury Constant Maturity Rate + 2.330%)	3.280%	10/25/34	413,338	415,317	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR13 A1B2 (1 mo. USD LIBOR + 0.980%)	2.308%	11/25/34	12,073,611	11,962,614	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR09 A1A (1 mo. USD LIBOR + 0.640%)	1.969%	7/25/45	127,720	127,533	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1 (1 mo. USD LIBOR + 0.270%)	1.599%	12/25/45	56,208	56,143	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 XA, IO	1.532%	8/15/50	34,082,845	1,843,926	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C31 D	3.852%	11/15/48	5,707,000	4,530,022
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	5,870,000	5,840,163
Wells Fargo Commercial Mortgage Trust, 2017-C39 C	4.118%	9/15/50	8,370,000	8,345,526
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.598%	6/15/45	440,487	22,116	(b)(c)
WF-RBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,663,861	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $519,016,099)				523,258,170

CORPORATE BONDS & NOTES - 0.8%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	1,610,000	1,629,528

FINANCIALS - 0.6%
Banks - 0.6%
Bank of Montreal, Senior Secured Bonds	1.750%	6/15/21	12,200,000	11,924,553	(c)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	1/2/18	1,620,000	1,633,163	(b)(f)

TOTAL FINANCIALS				13,557,716

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.1%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	$1,980,000	$1,973,268	(c)

TOTAL CORPORATE BONDS & NOTES (Cost - $17,261,225)				17,160,512

SOVEREIGN BONDS - 2.0%
Kuwait - 0.4%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	8,660,000	8,832,888	(c)

Mexico - 0.5%
United Mexican States, Senior Notes	4.600%	2/10/48	10,410,000	10,462,050

Saudi Arabia - 1.1%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	24,520,000	24,211,661	(c)

TOTAL SOVEREIGN BONDS (Cost - $43,300,960)				43,506,599

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.8%
U.S. Government Agencies - 3.1%
Federal Home Loan Bank (FHLB), Bonds	0.875%	10/1/18	50,000,000	49,675,550
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.000%	6/29/18	3,376,000	3,365,622
Federal National Mortgage Association (FNMA)	1.875%	9/18/18	5,000,000	5,009,875
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	7,960,000	7,666,159

Total U.S. Government Agencies				65,717,206

U.S. Government Obligations - 21.7%
U.S. Treasury Bonds	3.750%	11/15/43	44,020,000	51,680,512
U.S. Treasury Bonds	3.000%	5/15/45	60,830,000	62,855,687
U.S. Treasury Bonds	3.000%	5/15/47	68,850,000	71,137,380
U.S. Treasury Bonds	2.750%	8/15/47	20,600,000	20,253,984
U.S. Treasury Bonds	2.750%	11/15/47	31,670,000	31,157,218
U.S. Treasury Notes	2.125%	11/30/24	121,620,000	120,137,756
U.S. Treasury Notes	2.000%	2/15/25	3,830,000	3,746,817
U.S. Treasury Notes	2.250%	8/15/27	47,100,000	46,366,822
U.S. Treasury Notes	2.250%	11/15/27	48,880,000	48,166,849

Total U.S. Government Obligations				455,503,025

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $519,594,382)				521,220,231

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.2%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,772,125	3,533,853
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	2,326,216	2,273,525
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	8,572,313	8,291,931
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	12,727,008	13,094,571
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	12,727,635	12,723,584

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - (continued)
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	$5,921,128	$5,885,366
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	103,857	104,609

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $44,664,191)				45,907,439

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
Exchange-Traded Purchased Options - 0.1%
U.S. Treasury 5-Year Notes Futures, Put @ $109.75	2/23/18	3,100	3,100,000	24,220
U.S. Treasury 5-Year Notes Futures, Put @ $110.75	2/23/18	2,905	2,905,000	45,391
U.S. Treasury 10-Year Notes Futures, Call @ $124.00	12/22/17	154	154,000	72,187
U.S. Treasury 10-Year Notes Futures, Call @ $124.50	12/22/17	581	581,000	145,250
U.S. Treasury 10-Year Notes Futures, Call @ $124.75	12/8/17	156	156,000	12,188
U.S. Treasury 10-Year Notes Futures, Call @ $125.00	12/8/17	77	77,000	3,609
U.S. Treasury 10-Year Notes Futures, Call @ $135.00	2/23/18	1,200	1,200,000	18,750
U.S. Treasury 10-Year Notes Futures, Put @ $116.50	2/23/18	6,000	6,000,000	187,500
U.S. Treasury 10-Year Notes Futures, Put @ $117.00	2/23/18	5	5,000	156
U.S. Treasury 10-Year Notes Futures, Put @ $124.00	12/22/17	155	155,000	65,391
U.S. Treasury 10-Year Notes Futures, Put @ $124.25	12/8/17	78	78,000	31,688
U.S. Treasury 10-Year Notes Futures, Put @ $124.50	12/22/17	467	467,000	328,359
U.S. Treasury 10-Year Notes Futures, Put @ $124.75	12/22/17	77	77,000	67,375
U.S. Treasury 10-Year Notes Futures, Put @ $125.00	12/22/17	77	77,000	83,016
U.S. Treasury Long-Term Bonds Futures, Call @ $151.50	12/22/17	39	39,000	48,141
U.S. Treasury Long-Term Bonds Futures, Call @ $152.00	12/22/17	116	116,000	114,188

TOTAL PURCHASED OPTIONS (Cost - $996,785)				1,247,409

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,122,177,795)				2,130,865,118

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 27.1%
Time Deposits - 5.0%
State Street Corp. (Cost - $104,441,000)	0.120%	12/1/17	$104,441,000	$104,441,000

U.S. Government Agencies - 22.1%
Federal Home Loan Bank (FHLB), Discount Notes	1.048%	12/13/17	4,000,000	3,998,607	(g)
Federal Home Loan Bank (FHLB), Discount Notes	1.136%	1/26/18	25,000,000	24,956,056	(g)
Federal Home Loan Bank (FHLB), Discount Notes	1.095 - 1.100%	2/1/18	85,000,000	84,811,130	(g)
Federal Home Loan Bank (FHLB), Discount Notes	1.100%	2/5/18	40,000,000	39,905,400	(g)
Federal Home Loan Bank (FHLB), Discount Notes	1.094 - 1.124%	2/7/18	34,150,000	34,066,776	(g)
Federal Home Loan Bank (FHLB), Discount Notes	1.105%	2/8/18	50,000,000	49,876,350	(g)
Federal Home Loan Bank (FHLB), Discount Notes	1.126 - 1.131%	3/2/18	150,000,000	149,495,700	(g)
Federal Home Loan Bank (FHLB), Discount Notes	1.147%	3/12/18	50,000,000	49,813,450	(g)
Federal Home Loan Bank (FHLB), Discount Notes	1.182%	4/2/18	28,160,000	28,030,210	(g)

Total U.S. Government Agencies (Cost - $465,150,188)				464,953,679

TOTAL SHORT-TERM INVESTMENTS (Cost - $569,591,188)				569,394,679

TOTAL INVESTMENTS - 128.4% (Cost - $2,691,768,983)				2,700,259,797
Liabilities in Excess of Other Assets - (28.4)%				(597,632,585)

TOTAL NET ASSETS - 100.0%				$2,102,627,212

(a)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2017, the Fund held TBA securities with a total cost of $645,647,355.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CLO	— Collateral Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	12/22/17	$117.75	189	$189,000	$2,953
U.S. Treasury 5-Year Notes Futures, Call	12/22/17	117.00	65	65,000	4,062
U.S. Treasury 5-Year Notes Futures, Call	12/22/17	116.50	243	243,000	45,563
U.S. Treasury 5-Year Notes Futures, Call	2/23/18	117.25	32	32,000	5,750
U.S. Treasury 5-Year Notes Futures, Put	12/22/17	115.75	189	189,000	11,812
U.S. Treasury 10-Year Notes Futures, Call	12/22/17	125.25	39	39,000	3,656
U.S. Treasury 10-Year Notes Futures, Call	12/22/17	127.00	235	235,000	3,672
U.S. Treasury 10-Year Notes Futures, Call	12/22/17	126.00	393	393,000	12,281
U.S. Treasury 10-Year Notes Futures, Call	12/22/17	125.00	360	360,000	45,000
U.S. Treasury 10-Year Notes Futures, Call	12/22/17	125.50	961	961,000	60,063
U.S. Treasury 10-Year Notes Futures, Call	1/26/18	126.00	234	234,000	29,250
U.S. Treasury 10-Year Notes Futures, Call	1/26/18	125.00	426	426,000	126,469
U.S. Treasury 10-Year Notes Futures, Call	2/23/18	125.00	310	310,000	150,156
U.S. Treasury 10-Year Notes Futures, Put	12/22/17	122.00	157	157,000	4,906
U.S. Treasury 10-Year Notes Futures, Put	12/22/17	123.50	156	156,000	36,563
U.S. Treasury 10-Year Notes Futures, Put	1/26/18	123.00	234	234,000	65,813
U.S. Treasury Long-Term Bonds Futures, Call	12/22/17	156.00	233	233,000	25,484
U.S. Treasury Long-Term Bonds Futures, Call	12/22/17	155.00	351	351,000	65,813
U.S. Treasury Long-Term Bonds Futures, Call	12/22/17	153.00	156	156,000	92,625
U.S. Treasury Long-Term Bonds Futures, Call	12/22/17	154.00	390	390,000	134,063
U.S. Treasury Long-Term Bonds Futures, Call	1/26/18	154.00	194	194,000	157,625
U.S. Treasury Long-Term Bonds Futures, Put	12/22/17	148.00	156	156,000	21,937
U.S. Treasury Long-Term Bonds Futures, Put	12/22/17	151.00	77	77,000	61,359
U.S. Treasury Long-Term Bonds Futures, Put	12/22/17	152.00	117	117,000	148,078

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $2,416,151)					$1,314,953

At November 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	6,796	3/18	$792,973,721	$790,672,125	$(2,301,596)
U.S. Treasury 10-Year Notes	7,648	3/18	953,245,312	948,710,500	(4,534,812)
U.S. Treasury Ultra 10-Year Notes	190	3/18	25,409,873	25,302,656	(107,217)
U.S. Treasury Ultra Long-Term Bonds	2,814	3/18	466,709,975	463,958,250	(2,751,725)

					(9,695,350)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

Contracts to Sell:
90-Day Eurodollar	15,578	12/17	3,837,847,125	$3,834,135,250	$3,711,875
90-Day Eurodollar	7,908	3/18	1,945,086,516	1,942,501,350	2,585,166
90-Day Eurodollar	3,736	6/18	916,880,422	916,300,700	579,722
90-Day Eurodollar	530	9/18	130,090,090	129,863,250	226,840
90-Day Eurodollar	2,396	12/18	586,805,062	586,570,750	234,312
90-Day Eurodollar	1,242	12/19	302,997,001	303,467,175	(470,174)
U.S. Treasury 2-Year Notes	726	3/18	155,725,693	155,658,938	66,755
U.S. Treasury Long-Term Bonds	1,115	3/18	170,772,703	169,166,406	1,606,297

					8,540,793

Net unrealized depreciation on open futures contracts					$(1,154,557)

At November 30, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$101,430,000	3/29/19	3-Month LIBOR quarterly	1.597% semi-annually	—	$(342,841)
1,053,300,000	8/24/19	3-Month LIBOR quarterly	1.582% semi-annually	—	(6,303,843)
80,580,000	9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	(352,950)
118,590,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(1,778,708)
164,460,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(40,046)	(1,444,597)
72,020,000	6/13/21	3-Month LIBOR quarterly	1.185% semi-annually	—	(2,300,722)
47,690,000	12/1/22	3-Month LIBOR quarterly	2.169% semi-annually	—	(97,116)
71,840,000	6/13/26	1.580% semi-annually	3-Month LIBOR quarterly	8,686	4,474,448
226,280,000	8/24/27	2.179% semi-annually	3-Month LIBOR quarterly	—	4,876,499
163,220,000	11/15/43	2.474% semi-annually	3-Month LIBOR quarterly	856,665	4,393,483

Total $2,099,410,000				$825,305	$1,123,653

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.27 Index	$18,400,000	12/20/21	1.000% quarterly	$412,556	$251,815	$160,741
Markit CDX.NA.IG.28 Index	67,690,000	6/20/22	1.000% quarterly	1,448,891	1,002,009	446,882

Total	$86,090,000			$1,861,447	$1,253,824	$607,623

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$773,582,912	—	$773,582,912
Asset-Backed Securities	—	204,981,846	—	204,981,846
Collateralized Mortgage Obligations	—	523,258,170	—	523,258,170
Corporate Bonds & Notes	—	17,160,512	—	17,160,512
Sovereign Bonds	—	43,506,599	—	43,506,599
U.S. Government & Agency Obligations	—	521,220,231	—	521,220,231
U.S. Treasury Inflation Protected Securities	—	45,907,439	—	45,907,439
Purchased Options	$1,247,409	—	—	1,247,409

Total Long-Term Investments	1,247,409	2,129,617,709	—	2,130,865,118

Short-Term Investments†	—	569,394,679	—	569,394,679

Total Investments	$1,247,409	$2,699,012,388	—	$2,700,259,797

Other Financial Instruments:
Futures Contracts	9,010,967	—	—	9,010,967
Centrally Cleared Interest Rate Swaps	—	13,744,430	—	13,744,430
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	607,623	—	607,623

Total Other Financial Instruments	9,010,967	14,352,053	—	23,363,020

Total	$10,258,376	$2,713,364,441	—	$2,723,622,817

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$1,314,953	—	—	$1,314,953
Futures Contracts	10,165,524	—	—	10,165,524
Centrally Cleared Interest Rate Swaps	—	$12,620,777	—	12,620,777

Total	$11,480,477	$12,620,777	—	$24,101,254

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2018